Tax (Details 2)	Dec. 31, 2024 USD ($)
Tax
Cost of investments	$ 81,703,479
Unrealized appreciation	31,959,434
Unrealized depreciation	(38,584,226)
Net unrealized appreciation/(depreciation)	(6,624,792)
Undistributed ordinary income
Undistributed long term gains
Distributable earnings
Accumulated gain/(loss)	(5,556,623)
Total accumulated gain/(loss)	$ (12,181,415)